Reinsurance (Details ) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 The Hartford and John Hancock Life Insurance Company item	Dec. 31, 2012 A. M. Best ratings of reinsurer, A++ or A+	Dec. 31, 2012 A. M. Best ratings of reinsurer, A or A-	Dec. 31, 2012 Not rated
Reinsurance Recoverables
Ceded future policyholder benefits and expense	$ 133,404	$ 125,542		$ 129,777	$ 3,627	$ 0
Ceded unearned premiums	2,869	3,491		2,712	166	(9)
Ceded claims and benefits payable	28,896	25,704		27,684	690	522
Ceded paid losses	1,611	3,312		147	119	1,345
Total	$ 166,780	$ 158,049	$ 158,779	$ 160,320	$ 4,602	$ 1,858
Number of reinsurers with the largest reinsurance recoverable balances			2